LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities (Audited)

Year ended December 31, 1997

(With Independent Auditors' Report Thereon)

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Table of Contents

Year ended December 31, 1997

===================================================================

                                                              Page

Independent Auditors' Report...................................1

Financial Statements:

      Statements of Assets and Liabilities.....................3
      Statements of Operations.................................9
      Statements of Changes in Net Assets.....................20

Notes to Financial Statements.................................31


=====================================================================

Report of Independent Auditors



Policyholders
Life of Virginia Separate Account II
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; the PBHG Insurance Series Fund--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; Oppenheimer Variable Account Funds--Money Fund; Variable Insurance Products Fund--Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account II for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account II for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account II as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.






Richmond, Virginia
February 13, 1998

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities



December 31, 1997

----------------------------------------------------------------------------------------------------------------------------------

                                                          GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                           -------------------------------------------------------
                                                                                S&P 500           Money          Total
                                                                                  Index          Market         Return
Assets                                                                             Fund            Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments
   Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (177,190 shares; cost - $3,199,555)              $    3,407,368               -              -
     Money Market Fund (2,394,566 shares; cost - $2,394,047)                          -       2,394,566              -
     Total Return Fund (252,424 shares; cost - $3,888,937)                            -               -      3,334,515
     International Equity Fund (7,074 shares; cost - $81,487)                         -               -              -
     Real Estate Securities Fund   (13,085 shares; cost - $200,184)                   -               -              -
     Global Income Fund   (938 shares; cost - $9,564)                                 -               -              -
     Value Equity Fund   (1,032 shares; cost - $13,530)                               -               -              -
     Income Fund (31,553 shares; cost - $381,579)                                     -               -              -
Receivable from affiliate                                                         1,802               -        270,286
Receivable for units sold                                                            99          22,746             87
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                             $    3,409,269       2,417,312      3,604,888
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                    1,280         155,396          1,220
Payable for units withdrawn                                                           -               -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                 1,280         155,396          1,220
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                   $    3,407,989       2,261,916      3,603,668
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                82,478         139,024        117,921
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                 $        41.32           16.27          30.56
----------------------------------------------------------------------------------------------------------------------------------



December 31, 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                                           GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                         ----------------------------------------------------------
                                                                          International    Real Estate         Global
                                                                                Equity      Securities         Income
Assets                                                                            Fund            Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments
   Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (177,190 shares; cost - $3,199,555)                          -               -              -
     Money Market Fund (2,394,566 shares; cost - $2,394,047)                         -               -              -
     Total Return Fund (252,424 shares; cost - $3,888,937)                           -               -              -
     International Equity Fund (7,074 shares; cost - $81,487)                   75,551               -              -
     Real Estate Securities Fund   (13,085 shares; cost - $200,184)                  -         199,931              -
     Global Income Fund   (938 shares; cost - $9,564)                                -               -          9,235
     Value Equity Fund   (1,032 shares; cost - $13,530)                              -               -              -
     Income Fund (31,553 shares; cost - $381,579)                                    -               -              -
Receivable from affiliate                                                            -             497              -
Receivable for units sold                                                            -              50              -
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                    75,551         200,478          9,235
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                      47              69             12
Payable for units withdrawn                                                          -               -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                   47              69             12
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                          75,504         200,409          9,223
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                5,950          10,723            896
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                         12.69           18.69          10.29
----------------------------------------------------------------------------------------------------------------------------------




December 31, 1997

----------------------------------------------------------------------------------------------------------------

                                                                   GE Investments Funds, Inc.
                                                           (formerly Life of Virginia Series Fund, Inc.)
                                                           -----------------------------------------------------
                                                                         Value
                                                                        Equity         Income
Assets                                                                    Fund           Fund
----------------------------------------------------------------------------------------------------------------
Investment in GE Investments
   Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (177,190 shares; cost - $3,199,555)                  -              -
     Money Market Fund (2,394,566 shares; cost - $2,394,047)                 -              -
     Total Return Fund (252,424 shares; cost - $3,888,937)                   -              -
     International Equity Fund (7,074 shares; cost - $81,487)                -              -
     Real Estate Securities Fund   (13,085 shares; cost - $200,184)          -              -
     Global Income Fund   (938 shares; cost - $9,564)                        -              -
     Value Equity Fund   (1,032 shares; cost - $13,530)                 13,531              -
     Income Fund (31,553 shares; cost - $381,579)                            -        382,102
Receivable from affiliate                                                   35              -
Receivable for units sold                                                    -            672
----------------------------------------------------------------------------------------------------------------

Total assets                                                            13,566        382,774
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                               5          4,723
Payable for units withdrawn                                                  2              -
----------------------------------------------------------------------------------------------------------------

Total liabilities                                                            7          4,723
----------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                  13,559        378,051
----------------------------------------------------------------------------------------------------------------

Outstanding units                                                        1,028         37,767
----------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                 13.19          10.01
----------------------------------------------------------------------------------------------------------------




LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------------------------------------------------------

                                                                                      Oppenheimer Variable Account Funds
                                                                             --------------------------------------------------
                                                                                                    Capital
                                                                                       Bond    Appreciation          Growth
Assets                                                                                 Fund            Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
   Account Funds, at fair value (note 2):
     Bond Fund (24,675 shares; cost - $285,798)                              $      293,873               -               -
     Capital Appreciation Fund  (75,642 shares; cost - $2,781,093)                        -       3,098,278               -
     Growth Fund (70,077 shares; cost - $1,792,473)                                       -               -       2,273,298
     High Income Fund (143,091 shares; cost - $1,583,597)                                 -               -               -
     Multiple Strategies Fund (38,927 shares; cost - $579,533)                            -               -               -
Receivable from affiliate                                                                 -               -           2,610
Receivable for units sold                                                                 -           2,461           2,878
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $      293,873       3,100,739       2,278,786
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                        1,450           1,663             873
Payable for units withdrawn                                                              10               -               -
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                     1,460           1,663             873
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                       $      292,413       3,099,076       2,277,913
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                    13,037          76,126          54,030
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                     $        22.43           40.71           42.16
------------------------------------------------------------------------------------------------------------------------------









-----------------------------------------------------------------------------------------------------------------
                                                                         Oppenheimer Variable Account Funds

                                                                   ----------------------------------------------


                                                                               High              Multiple
                                                                             Income             Strategies
Assets                                                                         Fund                Fund
----------------------------------------------------------------------------------------------------------------


Investment in Oppenheimer Variable
   Account Funds, at fair value (note 2):
     Bond Fund (24,675 shares; cost - $285,798)                                   -                     -
     Capital Appreciation Fund  (75,642 shares; cost - $2,781,093)                -                     -
     Growth Fund (70,077 shares; cost - $1,792,473)                               -                     -
     High Income Fund (143,091 shares; cost - $1,583,597)                 1,648,403                     -
     Multiple Strategies Fund (38,927 shares; cost - $579,533)                    -               662,141
Receivable from affiliate                                                     2,974                 4,474
Receivable for units sold                                                         -                   105
----------------------------------------------------------------------------------------------------------------

Total assets                                                               1,651,377              666,720
---------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                  626                  254
Payable for units withdrawn                                                       -                    -
---------------------------------------------------------------------------------------------------------------

Total liabilities                                                                626                 254
---------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                     1,650,751             666,466
---------------------------------------------------------------------------------------------------------------

Outstanding units                                                             48,043              22,561
---------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                       34.36               29.54
---------------------------------------------------------------------------------------------------------------








LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------------------------------------------------

                                                                                Variable Insurance Products Fund
                                                                        ------------------------------------------------
                                                                             Equity-
                                                                              Income          Growth       Overseas
Assets                                                                     Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
   Fund, at fair value (note 2):
     Equity-Income Portfolio (220,390 shares; cost - $4,396,274)     $     5,351,063               -              -
     Growth Portfolio (133,529 shares; cost - $4,006,008)                          -       4,953,922              -
     Overseas Portfolio (90,312 shares; cost - $1,566,587)                         -               -      1,733,985
Receivable from affiliate                                                     45,062           8,654          4,438
Receivable for units sold                                                      3,537           1,075          1,424
-----------------------------------------------------------------------------------------------------------------------

Total assets                                                         $     5,399,662       4,963,651      1,739,847
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                 2,070           1,904            667
Payable for units withdrawn                                                        -               -              -
-----------------------------------------------------------------------------------------------------------------------

Total liabilities                                                              2,070           1,904            667
-----------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders               $     5,397,592       4,961,747      1,739,180
-----------------------------------------------------------------------------------------------------------------------

Outstanding units                                                            134,168         115,551         72,315
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                             $         40.23           42.94          24.05
-----------------------------------------------------------------------------------------------------------------------











LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Variable Insurance        Variable Insurance
                                                                                   Products Fund II          Products Fund III
                                                                            -------------------------   ---------------------------
                                                                                Asset                     Growth &          Growth
                                                                              Manager     Contrafund        Income   Opportunities
Assets                                                                      Portfolio      Portfolio     Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------   ---------------------------
Investment in Variable Insurance Products Fund II,
   at fair value (note 2):
     Asset Manager Portfolio (231,056 shares; cost - $3,570,825)           $4,161,312              -             -            -
     Contrafund Portfolio (99,615 shares; cost - $1,718,112)                        -      1,986,321             -            -
Investment in Variable Insurance Product Fund III,
   at fair value (note 2):
     Growth & Income Portfolio (3,792 shares; cost - $48,622)                       -              -        47,520            -
     Growth Opportunities Portfolio (3,671 shares; cost - $67,316)                  -              -             -       70,749
Receivable from affiliate                                                       9,326         24,966             -          859
Receivable for units sold                                                         371          2,807             -            -
--------------------------------------------------------------------------------------------------------------------------------

Total assets                                                               $4,171,009      2,014,094        47,520       71,608
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                  1,604            771            73           28
Payable for units withdrawn                                                         -              -            88            3
--------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                               1,604            771           161           31
--------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                     $4,169,405      2,013,323        47,359       71,577
--------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                             163,699         97,028         3,813        5,805
--------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                   $    25.47          20.75         12.42        12.33
--------------------------------------------------------------------------------------------------------------------------------



LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Federated Investors
                                                                                                      Insurance Series
                                                                                        -------------------------------------------

                                                                                           American             High
                                                                                            Leaders      Income Bond       Utility
Assets                                                                                      Fund II          Fund II       Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series, at fair value (note 2):
   American Leaders Fund II (2,354 shares; cost - $43,154)                           $       46,208                -             -
   High Income Bond Fund II (8,592 shares; cost - $87,736)                                        -           94,083             -
   Utility Fund II (11,466 shares; cost - $133,879)                                               -                -       163,847
Investment in Alger American, at fair value (note 2):
   Small Cap Portfolio (17,963 shares; cost - $812,937)                                           -                -             -
   Growth Portfolio (20,074 shares; cost - $760,160)                                              -                -             -
Investment in PBHG Insurance Series Fund, at fair value (note 2):
   PBHG Large Cap Growth Portfolio (2,210 shares; cost - $26,028)                                 -                -             -
   PBHG Growth Portfolio (1,829 shares; cost - $19,804)                                           -                -             -
Receivable from affiliate                                                                        47              768             -
Receivable for units sold                                                                         -                -             -
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                         $       46,255           94,851       163,847
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                                   18               37           568
Payable for units withdrawn                                                                       8                8             3
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                                26               45           571
-----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                               $       46,229           94,806       163,276
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                             3,169            6,188         9,543
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                             $        14.59            15.32         17.11
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 PBHG Insurance
                                                                                      Alger American              Series Fund
                                                                               --------------------------  ------------------------
                                                                                                                PBHG
                                                                                     Small                 Large Cap          PBHG
                                                                                       Cap        Growth      Growth     Growth II
Assets                                                                           Portfolio     Portfolio   Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series, at fair value (note 2):
   American Leaders Fund II (2,354 shares; cost - $43,154)                               -             -           -             -
   High Income Bond Fund II (8,592 shares; cost - $87,736)                               -             -           -             -
   Utility Fund II (11,466 shares; cost - $133,879)                                      -             -           -             -
Investment in Alger American, at fair value (note 2):
   Small Cap Portfolio (17,963 shares; cost - $812,937)                            785,901             -           -             -
   Growth Portfolio (20,074 shares; cost - $760,160)                                     -       858,363           -             -
Investment in PBHG Insurance Series Fund, at fair value (note 2):
   PBHG Large Cap Growth Portfolio (2,210 shares; cost - $26,028)                        -             -      26,120             -
   PBHG Growth Portfolio (1,829 shares; cost - $19,804)                                  -             -           -        19,662
Receivable from affiliate                                                           34,258         7,119         400             -
Receivable for units sold                                                                -             -           -         1,471
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                       820,159       865,482      26,520        21,133
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                         314           333          10            33
Payable for units withdrawn                                                            150            37           2             -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                      464           370          12            33
-----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                             819,695       865,112      26,508        21,100
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                   76,251        63,799       2,254         1,972
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                             10.75         13.56       11.76         10.70
-----------------------------------------------------------------------------------------------------------------------------------








LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Janus Aspen Series
                                                                                      ___________________________________________

                                                                                      Aggressive                      Worldwide
                                                                                          Growth           Growth        Growth
Assets                                                                                 Portfolio        Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (95,370 shares; cost - $1,908,924)              $    1,959,861                -             -
      Growth Portfolio (105,234 shares; cost - $1,689,937)                                     -        1,944,717             -
      Worldwide Growth Portfolio (131,053 shares; cost - $2,692,376)                           -                -     3,065,339
      Balanced Portfolio (36,099 shares; cost - $572,600)                                      -                -             -
      Flexible Income Portfolio (5,976 shares; cost - $70,239)                                 -                -             -
      International Growth Portfolio (17,080 shares; cost - $298,567)                          -                -             -
      Capital Appreciation Portfolio (683 shares; cost - $7,921)                               -                -             -
Receivable from affiliate                                                                 65,297           16,839        16,400
Receivable for units sold                                                                    812              193             -
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                      $    2,025,970        1,961,749     3,081,739
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                               778              751         1,178
Payable for units withdrawn                                                                    -                -         1,742
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                            778              751         2,920
---------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                            $    2,025,192        1,960,998     3,078,819
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                        116,793          108,163       161,110
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                          $        17.34            18.13         19.11
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements



---------------------------------------------------------------------------------------------------------------------------------
                                                                                          Janus Aspen Series
                                                                         ________________________________________________________
                                                                                                                         --------
                                                                                           Flexible   International      Capital
                                                                             Balanced        Income         Growth   Appreciation
Assets                                                                      Portfolio     Portfolio      Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (95,370 shares; cost - $1,908,924)                -             -              -             -
      Growth Portfolio (105,234 shares; cost - $1,689,937)                          -             -              -             -
      Worldwide Growth Portfolio (131,053 shares; cost - $2,692,376)                -             -              -             -
      Balanced Portfolio (36,099 shares; cost - $572,600)                     630,652             -              -             -
      Flexible Income Portfolio (5,976 shares; cost - $70,239)                      -        70,394              -             -
      International Growth Portfolio (17,080 shares; cost - $298,567)               -             -        315,644             -
      Capital Appreciation Portfolio (683 shares; cost - $7,921)                    -             -              -          8618
Receivable from affiliate                                                       1,353           278          1,155             5
Receivable for units sold                                                         295             -          4,131             -
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                  632,300        70,672        320,930         8,623
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                    236            22            122             3
Payable for units withdrawn                                                         -             -              -             -
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                 236            22            122             3
---------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                        632,064        70,650        320,808         8,620
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                              42,477         5,589         23,264           684
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                        14.88         12.64          13.79         12.60
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Operations



--------------------------------------------------------------------------------------------------------------------------

                                                 GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                  ------------------------------------------------------------------------
                                                                 S&P 500                             Government
                                                                  Index                              Securities
                                                                   Fund                                 Fund
                                                  ---------------------------------- ------------------------------------
                                                           Year ended December 31,              Year ended December 31,
                                                         1997       1996       1995           1997       1996       1995
--------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $      88,899    751,436     20,611              -     31,170     18,835
     Expenses - Mortality and expense
        risk charges (note 3)                          17,405      9,854      5,975          2,085      2,175      1,930
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                  71,494    741,582     14,636         (2,085)    28,995     16,905
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
        Net realized gain (loss)                       18,179     65,600     33,666          1,254        289      2,130
        Unrealized appreciation
            (depreciation) on investments             504,771   (498,697)   203,288         18,064    (28,379)    23,073
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                   522,950   (433,097)   236,954         19,318    (28,090)    25,203
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $     594,444    308,485    251,590         17,233        905     42,108
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------

                                                GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                            ------------------------------------------------------------------------------

                                                           Money Market                         Total Return
                                                               Fund                                 Fund
                                            ----------------------------------- ------------------------------------------
                                                      Year ended December 31,               Year ended December 31,
                                                    1997       1996       1995         1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                          107,705     97,157     64,373       456,798        846,101       210,985
     Expenses - Mortality and expense
        risk charges (note 3)                     13,717     15,476     12,610        24,218         20,200         9,371
--------------------------------------------------------------------------------------------------------------------------

Net investment income                             93,988     81,681     51,763       432,580        825,901       201,614
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
        Net realized gain (loss)                 298,840   (325,593)    68,408       (54,073)        68,427        17,126
        Unrealized appreciation
            (depreciation) on investments       (300,439)   345,223    (25,977)      123,159       (708,053)       18,487
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                               (1,599)    19,630     42,431        69,086       (639,626)       35,613
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                              92,389    101,311     94,194       501,666        186,275       237,227
--------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II



----------------------------------------------------------------------------------------------------------------------------------

                                              GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                    ------------------------------------------------------------------------------

                                                                 International                                Real Estate
                                                                  Equity Fund                                Securities Fund
                                                    ------------------------------------------ -----------------------------------
                                                                                  Period from
                                                                                   August 25,
                                                    Year ended      Year ended       1995 to    Year ended      Year ended
                                                    December 31,  December 31,   December 31,  December 31,    December 31,
                                                          1997            1996           1995          1997           1996
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                           $    8,566           1,884            176        20,680          1,678
     Expenses - Mortality and expense risk
        charges (note 3)                                 399             152             11           814             57
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                  8,167           1,732            165        19,866          1,621
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on

      investments:
        Net realized gain                                654             510              4         2,800            381
        Unrealized appreciation (depreciation)
            on investments                            (5,290)           (839)           193        (2,725)         2,468
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on
      investments                                     (4,636)           (329)           197            75          2,849
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $    3,531           1,403            362        19,941          4,470
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------

                                                                        GE Investments Funds, Inc.
                                                        (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                       -------------------------------------------------------------
                                                                            Global         Value
                                                       Real Estate          Income        Equity          Income
                                                      Securities Fund        Fund          Fund            Fund
                                                     -----------------  -------------- -------------- --------------
                                                       Period from       Period from    Period from     Period from
                                                         October 5,          June 18,       June 17,    December 12,
                                                           1995 to           1997 to        1997 to         1997 to
                                                       December 31,      December 31,   December 31,    December 31,
                                                              1995              1997           1997            1997
---------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                         22               461            115             992
     Expenses - Mortality and expense risk
        charges (note 3)                                         -                30             17             116
--------------------------------------------------------------------------------------------------------------------

Net investment income                                           22               431             98             876
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on
      investments:
        Net realized gain                                        -                35             (9)           (838)
        Unrealized appreciation (depreciation)
            on investments                                       4              (329)             1             523
---------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on
      investments                                                4              (294)            (8)           (315)
---------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          26               137             90             561
---------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II



-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Oppenheimer Variable Account Funds
                                               ------------------------------------------------------------------------------------

                                                                 Money                                        Bond
                                                                  Fund                                        Fund
                                               --------------------------------------- --------------------------------------------
                                                          Year ended December 31,                     Year ended December 31,
                                                    1997         1996            1995           1997          1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                      $        27          224             662         17,586        16,705           8,365
     Expenses - Mortality and expense
        risk charges (note 3)                          4           31              82          1,872         1,790             844
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       23          193             580         15,714        14,915           7,521
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
        Net realized gain (loss)                       -            -               -            276           128             407
        Unrealized appreciation
            (depreciation) on investments              -            -               -          5,965        (3,916)          9,889
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                   -            -               -          6,241        (3,788)         10,296
-----------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets
      from operations                        $        23          193             580         21,955        11,127          17,817
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Oppenheimer Variable Account Funds
                                             --------------------------------------------------------------------------------------
                                                                  Capital
                                                                Appreciation                                 Growth
                                                                    Fund                                      Fund
                                             ------------------------------------------- ------------------------------------------
                                                           Year ended December 31,                   Year ended December 31,
                                                     1997           1996           1995         1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                           119,431         99,449          5,317       94,465         72,782         10,459
     Expenses - Mortality and expense
        risk charges (note 3)                      19,370         13,659         10,098       13,535          7,950          3,854
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   100,061         85,790         (4,781)      80,930         64,832          6,605
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
        Net realized gain (loss)                  264,595        128,677         57,411      112,639         59,611         22,586
        Unrealized appreciation
            (depreciation) on investments         (89,502)       103,509        281,347      226,521        113,315        125,878
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                              175,093        232,186        338,758      339,160        172,926        148,464
-----------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets
      from operations                             275,154        317,976        333,977      420,090        237,758        155,069
-----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


Statements of Operations, Continued



---------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer Variable Account Funds (continued)
                                                                                  ------------------------------------------
                                                                                                High
                                                                                               Income
                                                                                                Fund
                                                                                 -------------------------------------------
                                                                                              Year ended December 31,
                                                                                      1997           1996          1995
----------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                    $       105,625         78,385        47,571
     Expenses - Mortality and expense risk charges (note 3)                          8,770          5,650         3,622
----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                                     96,855         72,735        43,949
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                                       11,476          8,045         1,112
     Unrealized appreciation (depreciation) on investments                          28,520         28,139        30,017
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                              39,996         36,184        31,129
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          $       136,851        108,919        75,078
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------

                                                                          Oppenheimer Variable Account Funds (continued)
                                                                          --------------------------------------------------
                                                                                              Multiple
                                                                                             Strategies
                                                                                                Fund
                                                                          --------------------------------------------------
                                                                                         Year ended December 31,
                                                                                 1997          1996           1995
----------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                        45,313        33,554         35,104
     Expenses - Mortality and expense risk charges (note 3)                     4,459         3,353          3,322
----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                                40,854        30,201         31,782
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                                  26,553        22,006          5,112
     Unrealized appreciation (depreciation) on investments                     27,703        14,047         48,453
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                         54,256        36,053         53,565
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              95,110        66,254         85,347
----------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II



-----------------------------------------------------------------------------------------------------------------------------------

                                                                            Variable Insurance Products Fund
                                                  ---------------------------------------------------------------------------------
                                                                                                             High
                                                                Money Market                                Income
                                                                 Portfolio                                 Portfolio
                                                  --------------------------------------- ------------------------------------------
                                                            Year ended December 31,                   Year ended December 31,
                                                       1997         1996            1995          1997         1996            1995
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $    31,897       17,813          34,581        16,812       24,435          12,908
     Expenses - Mortality and expense
        risk charges (note 3)                         1,948        2,449           4,231         1,461        1,779           1,682
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                      29,949       15,364          30,350        15,351       22,656          11,226
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments:
        Net realized gain (loss)                          -            -               -        41,295        7,114           4,603
        Unrealized appreciation
            (depreciation) on investments                 -            -               -       (23,320)       1,632          25,411
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                       -            -               -        17,975        8,746          30,014
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $    29,949       15,364          30,350        33,326       31,402          41,240
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                        Variable Insurance Products Fund
                                            --------------------------------------------------------------------------------------
                                                             Equity-
                                                              Income                                     Growth
                                                            Portfolio                                   Portfolio
                                            ------------------------------------------- -------------------------------------------
                                                             Year ended December 31,                    Year ended December 31,
                                                    1997           1996           1995          1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                          339,803         85,939         72,375       135,480        213,091          9,023
     Expenses - Mortality and expense
        risk charges (note 3)                     30,384         17,180          8,801        30,276         25,014         16,541
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                  309,419         68,759         63,574       105,204        188,077         (7,518)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments:
        Net realized gain (loss)                 125,398         98,124         44,633       193,439        342,839        237,960
        Unrealized appreciation
            (depreciation) on investments        539,549        149,934        255,114       566,792       (104,224)       415,406
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                              664,947        248,058        299,747       760,231        238,615        653,366
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                             974,366        316,817        363,321       865,435        426,692        645,848
-----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


-----------------------------------------------------------------------------------------------------------------------------------

                                                              Variable Insurance
                                                          Products Fund (continued)         Variable Insurance Products Fund II
                                                  -------------------------------------- -------------------------------------------
                                                                                                            Asset
                                                               Overseas                                    Manager
                                                              Portfolio                                   Portfolio
                                                  -------------------------------------- -------------------------------------------



                                                               Year ended December 31,                  Year ended December 31,
                                                       1997         1996            1995        1997          1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $   155,793       36,638           6,739     417,972       183,395          38,074
     Expenses - Mortality and expense
         risk charges (note 3)                       12,638       11,528           8,185      26,984        19,647          16,293
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     143,155       25,110          (1,446)    390,988       163,748          21,781
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
        Net realized gain (loss)                     95,087       39,291           6,569      68,861       105,006          25,753
        Unrealized appreciation
            (depreciation) on investments           (45,710)     126,664         107,430     222,652        98,064         313,566
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                 49,377      165,955         113,999     291,513       203,070         339,319
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                           $   192,532      191,065         112,553     682,501       366,818         361,100
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                                                 Variable Insurance
                                              Variable Insurance Products Fund II                 Products Fund III
                                            ------------------------------------------- ------------------------------
                                                                                              Growth &         Growth
                                                            Contrafund                          Income  Opportunities
                                                            Portfolio                        Portfolio      Portfolio
                                            ------------------------------------------- ------------------------------
                                                                           Period from     Period from    Period from
                                                                           February 7,         May 30,        May 30,
                                              Year ended     Year ended        1995 to         1997 to        1997 to
                                            December 31,   December 31,   December 31,    December 31,   December 31,
                                                    1997           1996           1995            1997           1997
--------------------------------------------------------------------------------------- ------------------------------
Investment income:
     Income - Dividends                           33,739          2,964          3,470               -              -
     Expenses - Mortality and expense
         risk charges (note 3)                    11,153          4,608            700              45            148
----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   22,586         (1,644)         2,770             (45)          (148)
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
        Net realized gain (loss)                 198,947         14,028          2,651           1,642            472
        Unrealized appreciation
            (depreciation) on investments        135,687        119,895         12,626          (1,102)         3,433
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                             334,634        133,923         15,277             540          3,905
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                            357,220        132,279         18,047             495          3,757
---------------------------------------------------------------------------------------------------------------------













LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Operations, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Neuberger & Berman Advisers Management Trust
                                              -------------------------------------------------------------------------------------
                                                             Balanced                                      Bond
                                                             Portfolio                                   Portfolio
                                              ---------------------------------------- --------------------------------------------
                                                        Year ended December 31,                     Year ended December 31,
                                                    1997         1996            1995           1997          1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                      $    16,310       41,530           5,568          4,664         7,068           2,839
     Expenses - Mortality and expense
         risk charges (note 3)                     1,723        1,799           1,863            462           581             491
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   14,587       39,731           3,705          4,202         6,487           2,348
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments:
        Net realized gain (loss)                  36,568        4,564           5,430           (162)           38             450
        Unrealized appreciation
            (depreciation) on investments        (14,898)     (28,989)         43,147            (48)       (3,678)          3,567
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                               21,670      (24,425)         48,577           (210)       (3,640)          4,017
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                        $    36,257       15,306          52,282          3,992         2,847           6,365
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

                                             Neuberger & Berman Advisers Management Trust
                                             ---------------------------------------------
                                                               Growth
                                                             Portfolio
                                             ---------------------------------------------
                                                              Year ended December 31,
                                                     1997           1996           1995
------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            11,458         13,580          4,462
     Expenses - Mortality and expense
         risk charges (note 3)                        982          1,005          1,076
------------------------------------------------------------------------------------------

Net investment income (expense)                    10,476         12,575          3,386
------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments:
        Net realized gain (loss)                   37,624          4,264          6,665
        Unrealized appreciation
            (depreciation) on investments         (18,849)        (6,024)        29,994
------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                18,775         (1,760)        36,659
------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                              29,251         10,815         40,045
------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II


                                                                                Federated Investors
                                                                                  Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 High
                                                       American                 Income
                                                       Leaders                   Bond                           Utility
                                                       Fund II                  Fund II                         Fund II
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Period from                                 Period from
                                                             August 14,                                  October 31,
                                              Year ended        1996 to    Year ended     Year ended         1995 to    Year ended
                                             December 31,  December 31,   December 31,   December 31,   December 31,  December 31,
                                                     1997          1996           1997           1996           1995          1997
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                         $       148             9          3,619          1,592              7         4,929
   Expenses - Mortality and expense
      risk charges (note 3)                           113             2            656            127              1           860
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                        35             7          2,963          1,465              6         4,069
-----------------------------------------------------------------------------------------------------------------------------------


Net realized and unrealized gain (loss)
    on investments:
      Net realized gain (loss)                        598             4            836             51              -         1,782
      Unrealized appreciation
         (depreciation) on investments              3,025            29          5,274          1,038             35        25,287


Net realized and unrealized gain (loss)
     on investments                                 3,623            33          6,110          1,089             35        27,069
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                          $     3,658            40          9,073          2,554             41        31,138
-----------------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------




----------------------------------------------------------------------------
                                                         Period from
                                                            March 22,
                                                          Year ended
                                           Year ended         1995 to
                                          December 31,    December 31,
                                                  1996           1995
----------------------------------------------------------------------------
Investment income:
   Income - Dividends                            2,283            862
   Expenses - Mortality and expense
      risk charges (note 3)                        364            132
----------------------------------------------------------------------------

Net investment income (expense)                  1,919            730
----------------------------------------------------------------------------


Net realized and unrealized gain (loss)
    on investments:
      Net realized gain (loss)                   2,332            167
      Unrealized appreciation
         (depreciation) on investments             700          3,982


Net realized and unrealized gain (loss)
     on investments                              3,032          4,149
----------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                             4,951          4,879
----------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Alger American
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Small
                                                                    Cap                                                 Growth
                                                                 Portfolio                                            Portfolio
                                              -----------------------------------------------------------------------------------
                                                                                Period from
                                                                                 October 11,
                                                 Year ended      Year ended          1995 to         Year ended       Year ended
                                               December 31,    December 31,     December 31,       December 31,     December 31,
                                                    1997            1996             1995               1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                          $    23,157             502                -             10,016            3,815
    Expenses - Mortality and expense
       risk charges (note 3)                          5,518           1,659               24              7,350            2,350
---------------------------------------------------------------------------------------------------------------------------------


 Net investment income (expense)                     17,639          (1,157)             (24)             2,666            1,465
---------------------------------------------------------------------------------------------------------------------------------


 Net realized and unrealized gain (loss)
     on investments:
         Net realized gain (loss)                   109,665           4,156              (52)           103,893            1,107
         Unrealized appreciation
             (depreciation) on investments          (21,855)         (4,745)            (436)           100,012           (1,956)
---------------------------------------------------------------------------------------------------------------------------------


  Net realized and unrealized gain (loss)
      on investments                                 87,810            (589)            (488)           203,905             (849)
---------------------------------------------------------------------------------------------------------------------------------


  Increase (decrease) in net assets
      from operations                           $   105,449          (1,746)            (512)           206,571              616
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                                              PBHG Insurance
                                                                               Series Fund
------------------------------------------------------------------------------------------------
                                                                       PBHG
                                                                       Large Cap         PBHG
                                                                          Growth    Growth II
                                                                       Portfolio     Portfolio
                                              --------------------------------------------------
                                                 Period from         Period from   Period from
                                                  October 23,             May 30,      May 30,
                                                      1995 to             1997 to      1997 to
                                                 December 31,        December 31,  December 31,
                                                      1995                1997          1997
------------------------------------------------------------------------------------------------
 Investment income:
     Income - Dividends                                     -                   -             -
     Expenses - Mortality and expense
        risk charges (note 3)                              12                  63            43
------------------------------------------------------------------------------------------------


  Net investment income (expense)                         (12)                (63)          (43)
------------------------------------------------------------------------------------------------


  Net realized and unrealized gain (loss)
      on investments:
          Net realized gain (loss)                          7                  584           34
          Unrealized appreciation
              (depreciation) on investments               147                   92         (142)
------------------------------------------------------------------------------------------------


   Net realized and unrealized gain (loss)
       on investments                                     154                  676         (108)
------------------------------------------------------------------------------------------------


   Increase (decrease) in net assets
       from operations                                    142                  613         (151)
------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       GE Investments Funds, Inc.
                                                                            (formerly Life of Virginia Series Fund, Inc.)
                                                                 ------------------------------------------------------------------
                                                                             S&P 500                          Government
                                                                              Index                           Securities
                                                                               Fund                              Fund
                                                                 ----------------------------------  ------------------------------
                                                                         Year ended December 31,         Year ended December 31,
                                                                        1997     1996        1995       1997       1996     1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income                                       $     71,494   741,582      14,636     (2,085)    28,995   16,905
    Net realized gain (loss)                                          18,179    65,600      33,666      1,254        289    2,130
    Unrealized appreciation (depreciation) on investments            504,771  (498,697)    203,288     18,064    (28,379)  23,073
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                    594,444   308,485     251,590     17,233        905   42,108
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                     496,133   308,147     205,386     36,517     37,229   37,525
    Loan interest                                                     (2,663)     (455)       (592)       290        878      244
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                               (146,232)   (1,955)          -          -          -        -
       Surrenders                                                    (28,437)  (15,204)    (35,272)   (15,385)    (3,155)       -
       Loans                                                         (12,720)  (16,280)         33     (4,137)    (2,302)       -
       Cost of insurance and administrative expense (note 3)        (235,713) (158,228)   (112,723)   (23,090)   (23,586) (22,993)
       Transfer gain (loss) and transfer fees                           (793)      109       1,890       (675)       (75)    (368)
    Interfund transfers                                              954,081   289,390      91,482   (322,397)   (18,963)  21,812
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        1,023,656   405,524     150,204   (328,877)    (9,974)  36,220
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                  1,618,100   714,009     401,794   (311,644)    (9,069)  78,328

Net assets at beginning of year                                    1,789,889  1,075,880    674,086    311,644    320,713  242,385
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       $  3,407,989  1,789,889  1,075,880          -    311,644  320,713
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      GE Investments Funds, Inc.
                                                                             (formerly Life of Virginia Series Fund, Inc.)
                                                                 -------------------------------------------------------------------
                                                                               Money Market                      Total Return
                                                                                  Fund                               Fund
                                                                  ------------------------------------ -----------------------------
                                                                           Year ended December 31,          Year ended December 31,
                                                                       1997        1996         1995       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income                                            93,988      81,681       51,763    432,580   825,901    201,614
    Net realized gain (loss)                                        298,840    (325,593)      68,408    (54,073)   68,427     17,126
    Unrealized appreciation (depreciation) on investments          (300,439)    345,223      (25,977)   123,159  (708,053)    18,487
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                    92,389     101,311       94,194    501,666   186,275    237,227
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                  3,634,434   5,619,954    5,903,130    169,809   143,160   180,914
    Loan interest                                                    (3,118)     (1,840)         (33)      (299)     (178)     (130)
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                               (15,944)     (1,302)           -     (7,452)  (25,232)         -
       Surrenders                                                   (10,646)     (7,042)     (25,025)   (14,564)  (14,027)  (22,038)
       Loans                                                         (5,231)    (59,410)         215     (3,824)   (6,948)   (6,501)
       Cost of insurance and administrative expense (note 3)       (284,457)   (257,113)    (201,089)  (357,384) (339,757) (173,014)
       Transfer gain (loss) and transfer fees                      (233,325)    (28,760)    (164,726)    39,224   125,446    105,770
    Interfund transfers                                           (3,317,791) (4,363,145) (5,222,614)    (2,809)  124,895  2,309,889
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        (236,078)    901,342      289,858   (177,299)    7,359  2,394,890
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                  (143,689)  1,002,653      384,052    324,367   193,634  2,632,117

Net assets at beginning of year                                   2,405,605   1,402,952    1,018,900  3,279,301 3,085,667    453,550
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         2,261,916   2,405,605    1,402,952  3,603,668 3,279,301  3,085,667
------------------------------------------------------------------------------------------------------------------------------------





LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets, Continued




------------------------------------------------------------------------------------------------------------------------------------

                                                                                           GE Investments Funds, Inc.
                                                                       (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                                      --------------------------------------------------------------

                                                                                      International                   Real Estate
                                                                                       Equity Fund                  Securities Fund
                                                                          -------------------------------------- -------------------
                                                                                                     Period from
                                                                                                       August 25,
                                                                             Year ended  Year ended      1995 to       Year ended
                                                                           December 31,  December 31, December 31,    December 31,
                                                                              1997           1996         1995                1997
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
From operations:
    Net investment income                                              $          8,167        1,732         165           19,866
    Net realized gain                                                               654          510           4            2,800
    Unrealized appreciation (depreciation) on investments                       (5,290)        (839)         193           (2,725)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                            3,531        1,403         362           19,941

From capital transactions:
    Net premiums                                                                 23,197       18,822       3,961           79,557
    Loan interest                                                                     4            7           -                2
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                               -            -           -                -
         Surrenders                                                               (904)      (1,403)           -             (692)
         Loans                                                                    (289)        (229)           -             (874)
         Cost of insurance and administrative expense (note 3)                  (5,480)      (3,119)        (316)         (17,806)
         Transfer gain (loss) and transfer fees                                 (1,837)          86           (5)             300
    Interfund transfers                                                          22,059       10,273        5,381           89,769
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 36,750       24,437        9,021          150,256
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           40,281       25,840        9,383          170,197

Net assets at beginning of period                                                35,223        9,383            -           30,212
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            $         75,504       35,223        9,383          200,409
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------

                                                                                  GE Investments Funds, Inc.
                                                                    (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                           --------------------------------------------------------------------
                                                                                          Global        Value
                                                                 Real Estate              Income        Equity        Income
                                                                Securities Fund            Fund          Fund          Fund
                                                             -----------------------    ----------   -----------   ------------
                                                                          Period from  Period from   Period from    Period from
                                                                           October 5,  June 18,         June 17,    December 12,
                                                              Year ended     1995 to       1997 to       1997 to        1997 to
                                                             December 31, December 31, December 31,  December 31,  December 31,
                                                                1996          1995          1997          1997             1997
-------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
From operations:
    Net investment income                                      1,621            22           431            98           876
    Net realized gain                                            381             -            35            (9)         (838)
    Unrealized appreciation (depreciation) on investments      2,468             4          (329)            1           523
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                         4,470            26           137            90           561

From capital transactions:
    Net premiums                                              15,327           143         1,293         5,797           735
    Loan interest                                                  -             -             -             2            12
    Transfers (to) from the general account of Life of
      Virginia:
         Death benefits                                            -             -             -             -             -
         Surrenders                                             (347)            -             -             -             -
         Loans                                                     -             -          (243)            -             -
         Cost of insurance and administrative expense
          (note 3)                                            (1,892)          (31)         (373)       (1,002)       (1,655)
         Transfer gain (loss) and transfer fees                  190             2            (9)           35           (30)
    Interfund transfers                                       12,060           264         8,418         8,637       378,428
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions              25,338           378         9,086        13,469       377,490
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                        29,808           404         9,223        13,559       378,051

Net assets at beginning of period                                404             -             -             -             -
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                   30,212           404         9,223        13,559       378,051
-------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II




------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Oppenheimer Variable Account Funds
                                                                  ------------------------------------------------------------------

                                                                           Money                                Bond
                                                                            Fund                                Fund
                                                                  -------------------------------- ---------------------------------
                                                                            Year ended December 31,         Year ended December 31,
                                                                     1997     1996        1995       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                            $       23      193         580     15,714     14,915      7,521
    Net realized gain (loss)                                            -        -           -        276        128        407
    Unrealized appreciation (depreciation) on investments               -        -           -      5,965     (3,916)     9,889
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                      23      193         580     21,955     11,127     17,817

From capital transactions:
    Net premiums                                                      111        -       7,628     56,837     41,062     36,446
    Loan interest                                                       -        -           -        (13)        (2)         1
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 -        -           -          -          -          -
         Surrenders                                                     -        -        (954)   (17,569)    (3,478)    (1,208)
         Loans                                                          -        -           -     (2,018)         -       (134)
         Cost of insurance and administrative expense (note 3)       (205)    (997)     (1,976)   (23,294)   (21,145)   (15,526)
         Transfer gain (loss) and transfer fees                        15       (8)        (12)    (1,279)         6        (54)
    Interfund transfers                                              (651) (10,491)     (3,849)   (12,046)    50,864     63,844
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (730) (11,496)        837        618     67,307     83,369
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (707) (11,303)      1,417     22,573     78,434    101,186

Net assets at beginning of year                                       707   12,010      10,593    269,840    191,406     90,220
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $        -      707      12,010    292,413    269,840    191,406
------------------------------------------------------------------------------------------------------------------------------------



                                                                --------------------------------------------------------------------
                                                                                  Oppenheimer Variable Account Funds

                                                                --------------------------------------------------------------------
                                                                              Capital
                                                                           Appreciation                            Growth
                                                                               Fund                                 Fund
                                                                -----------------------------------   ------------------------------
                                                                       Year ended December 31,             Year ended December 31,
                                                                     1997       1996       1995          1997       1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                            $  100,061     85,790     (4,781)       80,930     64,832     6,605
    Net realized gain (loss)                                      264,595    128,677     57,411       112,639     59,611    22,586
    Unrealized appreciation (depreciation) on investments         (89,502)   103,509    281,347       226,521    113,315   125,878
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                 275,154    317,976    333,977       420,090    237,758   155,069

From capital transactions:
    Net premiums                                                  794,773    615,934    394,900       460,957    310,615   175,911
    Loan interest                                                     305       (174)      (114)         (541)      (155)       12
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                              (313)         -     (2,168)            -     (3,934)   (2,519)
         Surrenders                                               (41,954)  (128,744)   (58,441)      (69,141)   (18,216)   (7,126)
         Loans                                                    (38,517)    (8,425)    (9,348)      (12,664)   (21,680)   (5,542)
         Cost of insurance and administrative expense (note 3)   (307,499)  (242,592)  (174,402)     (176,831)  (107,526)  (61,493)
         Transfer gain (loss) and transfer fees                    13,531      6,908     (5,711)       (4,635)    (1,119)    2,839
    Interfund transfers                                            61,532    270,794    151,112       180,805    266,465   216,857
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions       481,858    513,701    295,828       377,950    424,450   318,939
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                 757,012    831,677    629,805       798,040    662,208   474,008

Net assets at beginning of year                                 2,342,064  1,510,387    880,582     1,479,873    817,665   343,657
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $3,099,076  2,342,064  1,510,387     2,277,913  1,479,873   817,665
-----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer Variable Account Funds (continued)
                                                                  -----------------------------------------------------------------
                                                                                   High                                Multiple
                                                                                  Income                              Strategies
                                                                                   Fund                                  Fund
                                                                  ------------------------------------ ----------------------------
                                                                         Year ended December 31,           Year ended December 31,
                                                                        1997      1996       1995       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income                                      $      96,855    72,735     43,949     40,854     30,201     31,782
    Net realized gain (loss)                                          11,476     8,045      1,112     26,553     22,006      5,112
    Unrealized appreciation (depreciation) on investments             28,520    28,139     30,017     27,703     14,047     48,453
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                    136,851   108,919     75,078     95,110     66,254     85,347
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                     359,877   311,435    225,228    132,071    122,291    183,632
    Loan interest                                                        (10)       16        179       (129)       (18)       (48)
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                    -   (18,532)      (386)         -    (17,498)         -
         Surrenders                                                  (19,540)   (7,723)   (26,138)   (51,445)  (183,972)   (11,026)
         Loans                                                       (25,149) (133,614)    (3,839)    (4,961)      (729)      (617)
         Cost of insurance and administrative expense (note 3)      (162,386)      559   (106,764)   (65,223)   (50,034)   (67,361)
         Transfer gain (loss) and transfer fees                          944   111,802        692        (84)     6,336       (572)
    Interfund transfers                                              367,417         -    132,318    (13,534)    87,158     52,156
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          521,153   263,943    221,290     (3,305)   (36,466)   156,164
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               658,004   372,862    296,368     91,805     29,788    241,511

Net assets at beginning of year                                      992,747   619,885    323,517    574,661    544,873    303,362
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $   1,650,751   992,747    619,885    666,466    574,661    544,873
-----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II



------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Variable Insurance Products Fund
                                                                 -------------------------------------------------------------------
                                                                                                                      High
                                                                             Money Market                            Income
                                                                              Portfolio                             Portfolio
                                                                 ------------------------------------- -----------------------------
                                                                        Year ended December 31,           Year ended December 31,
                                                                     1997       1996        1995       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                            $   29,949     15,364      30,350     15,351     22,656     11,226
    Net realized gain (loss)                                            -          -           -     41,295      7,114      4,603
    Unrealized appreciation (depreciation) on investments               -          -           -    (23,320)     1,632     25,411
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                  29,949     15,364      30,350     33,326     31,402     41,240
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                        -      1,850      96,485        208          -     91,883
    Loan interest                                                     (34)       (14)        102        (41)       (22)       245
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 -          -           -          -          -       (393)
         Surrenders                                                    (2)   (19,871)     (2,975)    (2,471)   (36,177)    (6,219)
         Loans                                                     (1,093)    (1,250)          -     (1,664)    (2,449)         -
         Cost of insurance and administrative expense
            (note 3)                                              (18,137)   (30,816)    (65,636)   (16,918)   (30,421)   (49,478)
         Transfer gain (loss) and transfer fees                   (15,912)    (5,041)       (991)     1,294       (553)       373
    Interfund transfers                                          (310,424)   (89,691)   (162,335)  (226,946)   (34,288)    36,951
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions      (345,602)  (144,833)   (135,350)  (246,538)  (103,910)    73,362
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                (315,653)  (129,469)   (105,000)  (213,212)   (72,508)   114,602

Net assets at beginning of year                                   315,653    445,122     550,122    213,212    285,720    171,118
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $        -    315,653     445,122          -    213,212    285,720
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Variable Insurance Products Fund
                                                                  ------------------------------------------------------------------
                                                                                Equity-
                                                                                 Income                          Growth
                                                                                Portfolio                       Portfolio
                                                                  --------------------------------- --------------------------------
                                                                          Year ended December 31,         Year ended December 31,
                                                                       1997       1996        1995       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income (expense)                            $    309,419     68,759      63,574    105,204    188,077     (7,518)
    Net realized gain (loss)                                        125,398     98,124      44,633    193,439    342,839    237,960
    Unrealized appreciation (depreciation) on investments           539,549    149,934     255,114    566,792   (104,224)   415,406
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   974,366    316,817     363,321    865,435    426,692    645,848
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                   ,111,418    923,240     487,170  1,063,353    928,744    621,255
    Loan interest                                                       623        (54)         34       (786)      (476)    (2,442)
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (276)   (22,109)          -    (12,511)   (24,929)    (2,486)
         Surrenders                                                 (74,706)  (120,408)    (19,474)  (119,903)  (179,684)   (78,450)
         Loans                                                      (43,806)   (12,984)     (4,694)  (102,452)   (72,457)     5,101
         Cost of insurance and administrative expense
            (note 3)                                               (475,456)  (336,646)   (199,167)  (468,850)  (419,528)  (324,187)
         Transfer gain (loss) and transfer fees                      21,702     18,395       3,592       (321)    34,069    (20,621)
    Interfund transfers                                             662,909    643,935     410,782    127,136    (78,376)   590,049
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        1,202,408  1,093,369    678,243    485,666    187,363    788,219
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                  2,176,774  1,410,186  1,041,564  1,351,101    614,055  1,434,067

Net assets at beginning of year                                    3,220,818  1,810,632    769,068  3,610,646  2,996,591  1,562,524
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $   5,397,592  3,220,818  1,810,632  4,961,747  3,610,646  2,996,591
------------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Variable Insurance
                                                                                                  Products Fund (continued)
                                                                                   -------------------------------------------------

                                                                                                         Overseas
                                                                                                         Portfolio
                                                                                   ------------------------------------------------



                                                                                               Year ended December 31,
                                                                                          1997                1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                             $         143,155             25,110       (1,446)
     Net realized gain (loss)                                                               95,087             39,291        6,569
     Unrealized appreciation (depreciation) on investments                                 (45,710)           126,664      107,430
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                          192,532            191,065      112,553
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                          366,213            455,202      445,508
     Loan interest                                                                            (656)               (10)         (29)
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                                  (264)            (3,636)           -
              Surrenders                                                                   (78,977)           (76,054)     (19,836)
              Loans                                                                        (29,580)           (29,577)      (7,544)
              Cost of insurance and administrative expense
                   (note 3)                                                               (181,619)          (199,651)    (190,510)
              Transfer gain (loss) and transfer fees                                         2,923              5,668      (13,025)
     Interfund transfers                                                                  (292,022)            (2,943)     233,172
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                               (213,982)           148,999      447,736
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                                     (21,450)           340,064      560,289

Net assets at beginning of period                                                        1,760,630          1,420,566      860,277
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      $       1,739,180          1,760,630    1,420,566
------------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------



                                                                     --------------------------------------------------------
                                                                                             Asset
                                                                                            Manager
                                                                                           Portfolio
                                                                     -------------------------------------------------------



                                                                                    Year ended December 31,
                                                                              1997               1996             1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                          390,988            163,748             21,781
     Net realized gain (loss)                                                  68,861            105,006             25,753
     Unrealized appreciation (depreciation) on investments                    222,652             98,064            313,566
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             682,501            366,818            361,100
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             644,004            695,446            756,041
     Loan interest                                                               (381)               (44)               209
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                        -            (22,120)            (1,919)
              Surrenders                                                     (122,367)          (107,389)           (51,751)
              Loans                                                           (29,206)                70            (20,572)
              Cost of insurance and administrative expense
                   (note 3)                                                  (329,030)          (341,676)          (352,049)
              Transfer gain (loss) and transfer fees                           12,971                (36)            (3,037)
     Interfund transfers                                                      430,161           (462,667)           294,547
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   606,152           (238,416)           621,469
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      1,288,653            128,402            982,569

Net assets at beginning of period                                           2,880,752          2,752,350          1,769,781
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 4,169,405          2,880,752          2,752,350
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------


                                                                        Variable Insurance Products Fund II
                                                                  -------------------------------------------------------

                                                                                      Contrafund
                                                                                       Portfolio
                                                                  ------------------------------------------------------
                                                                                                             Period from
                                                                                                             February 7,
                                                                         Year ended         Year ended          1995 to
                                                                         December 31,       December 31,     December 31,
                                                                         1997              1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                        22,586            (1,644)             2,770
     Net realized gain (loss)                                              198,947            14,028              2,651
     Unrealized appreciation (depreciation) on investments                 135,687           119,895             12,626
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          357,220           132,279             18,047
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          617,546           331,802            104,232
     Loan interest                                                            (140)              107                  4
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                (5,439)                -                  -
              Surrenders                                                   (90,538)           (8,625)                 -
              Loans                                                        (13,250)           (4,921)              (396)
              Cost of insurance and administrative expense
                   (note 3)                                               (207,378)          (91,674)           (18,015)
              Transfer gain (loss) and transfer fees                        17,537             1,153              3,247
     Interfund transfers                                                   292,298           398,084            180,143
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                610,636           625,926            269,215
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     967,856           758,205            287,262

Net assets at beginning of period                                        1,045,467           287,262                  -
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              2,013,323         1,045,467            287,262
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------

                                                                                 Variable Insurance
                                                                                   Products Fund III
                                                                  -----------------------------------
                                                                          Growth &            Growth
                                                                           Income      Opportunities
                                                                         Portfolio         Portfolio
                                                                  -----------------------------------
                                                                        Period from      Period from
                                                                           May 30,           May 30,
                                                                           1997 to           1997 to
                                                                  ,       December 31,     December 31,
                                                                         1997              1997
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                           (45)             (148)
     Net realized gain (loss)                                                1,642               472
     Unrealized appreciation (depreciation) on investments                  (1,102)            3,433
-----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              495             3,757
-----------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            5,448             6,899
     Loan interest                                                               -                 -
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                     -                 -
              Surrenders                                                         -                 -
              Loans                                                              -                 -
              Cost of insurance and administrative expense
                   (note 3)                                                 (1,504)           (1,447)
              Transfer gain (loss) and transfer fees                         1,159               860
     Interfund transfers                                                    41,761            61,508
-----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 46,864            67,820
-----------------------------------------------------------------------------------------------------

Increase in net assets                                                      47,359            71,577

Net assets at beginning of period                                                -                 -
-----------------------------------------------------------------------------------------------------

Net assets at end of period                                                 47,359            71,577
-----------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

-----------------------------------------------------------------------------------------------------------------------------

                                                                               Neuberger & Berman Advisers Management Trust
                                                                       ------------------------------------------------------
                                                                                             Balanced
                                                                                             Portfolio
                                                                       -----------------------------------------------------
                                                                                           Year ended December 31,
                                                                                  1997               1996              1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 $          14,587             39,731             3,705
     Net realized gain (loss)                                                   36,568              4,564             5,430
     Unrealized appreciation (depreciation) on investments                     (14,898)           (28,989)           43,147
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                               36,257             15,306            52,282
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                  321                  -            52,871
     Loan interest                                                                 (32)                (7)                6
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                         -            (16,809)           (1,989)
              Surrenders                                                       (12,775)            (3,543)           (3,754)
              Loans                                                             (1,513)                 -              (305)
              Cost of insurance and administrative expense
                   (note 3)                                                    (11,724)           (16,515)          (24,013)
              Transfer gain (loss) and transfer fees                              (153)              (143)                7
     Interfund transfers                                                      (254,395)           (26,358)            5,186
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (280,271)           (63,375)           28,009
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             (244,014)           (48,069)           80,291

Net assets at beginning of year                                                244,014            292,083           211,792
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            $               -            244,014           292,083
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------

                                                                        Neuberger & Berman Advisers Management Trust
                                                                     --------------------------------------------------------
                                                                                             Bond
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                   Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                            4,202              6,487              2,348
     Net realized gain (loss)                                                    (162)                38                450
     Unrealized appreciation (depreciation) on investments                        (48)            (3,678)             3,567
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                               3,992              2,847              6,365
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                   -                  -             37,211
     Loan interest                                                                  -                  -                  -
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                        -                  -                  -
              Surrenders                                                          (61)                 -             (3,175)
              Loans                                                                 -                  -                  -
              Cost of insurance and administrative expense
                   (note 3)                                                    (1,655)            (3,975)            (6,373)
              Transfer gain (loss) and transfer fees                           (1,438)               (55)              (170)
     Interfund transfers                                                      (80,382)           (11,128)             5,181
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (83,536)           (15,158)            32,674
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             (79,544)           (12,311)            39,039

Net assets at beginning of year                                                79,544             91,855             52,816
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                           -             79,544             91,855
-----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Neuberger & Berman Advisers Management Trust
                                                                            ------------------------------------------------------
                                                                                                   Growth
                                                                                                 Portfolio
                                                                            ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                                        1997              1996               1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                                  10,476            12,575              3,386
     Net realized gain (loss)                                                         37,624             4,264              6,665
     Unrealized appreciation (depreciation) on investments                           (18,849)           (6,024)            29,994
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                     29,251            10,815             40,045
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                        578                30             43,607
     Loan interest                                                                      (111)             (118)                 2
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                               -                 -                  -
              Surrenders                                                              (3,450)                -             (9,384)
              Loans                                                                   (1,168)           (4,361)            (1,132)
              Cost of insurance and administrative expense
                   (note 3)                                                           (6,896)           (8,829)           (13,364)
              Transfer gain (loss) and transfer fees                                   2,241               273               (357)
     Interfund transfers                                                            (154,994)          (24,783)            (2,815)
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                         (163,800)          (37,788)            16,557
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                                   (134,549)          (26,973)            56,602

Net assets at beginning of year                                                      134,549           161,522            104,920
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                                  -           134,549            161,522
----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Federated Investors
                                                                                                                Insurance Series
                                                                                                      -----------------------------

                                                                                             American
                                                                                              Leaders
                                                                                              Fund II
                                                                         ----------------------------------


                                                                                Year ended          1996 to
                                                                              December 31,      December 31,
                                                                                    1997              1996
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                  $               35                 7
     Net realized gain (loss)                                                        598                 4
     Unrealized appreciation (depreciation) on investments                         3,025                29
--------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                  3,658                40
--------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                 26,104               941
     Loan interest                                                                     -                 -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                                   -                 -
          Loans                                                                        -                 -
          Cost of insurance (note 3)                                              (3,533)             (101)
          Transfer gain (loss) and transfer fees                                      46                (1)
     Interfund transfers                                                          17,684             1,391
--------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                  40,301             2,230
--------------------------------------------------------------------------------------------------------------

Increase in net assets                                                            43,959             2,270

Net assets at beginning of period                                                  2,270                 -
--------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           $           46,229             2,270
--------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                Federated Investors
                                                                                Insurance Series
                                                                    -----------------------------------------------------
                                                                                          High
                                                                                         Income
                                                                                          Bond
                                                                                         Fund II
                                                                    -----------------------------------------------------
                                                                       Period from
                                                                        August 14,
                                                                         Year ended         Year ended              1995
                                                                       December 31,       December 31,        December 31
                                                                              1997               1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                         2,963              1,465                  6
     Net realized gain (loss)                                                  836                 51                  0
     Unrealized appreciation (depreciation) on investments                   5,274              1,038                 35
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            9,073              2,554                 41
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           41,464             18,547                  8
     Loan interest                                                               -                  -                  -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                             -                  -                  -
          Loans                                                             (3,068)                 -                  -
          Cost of insurance (note 3)                                        (9,342)            (3,746)               (74)
          Transfer gain (loss) and transfer fees                               332                362                 62
     Interfund transfers                                                    20,749              9,630              8,214
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            50,135             24,793              8,210
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      59,208             27,347              8,251

Net assets at beginning of period                                           35,598              8,251                  -
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 94,806             35,598              8,251
-------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------
                                                                                Federated Investors
                                                                                Insurance Series
                                                                 -------------------------------------------------------


                                                                                        Utility
                                                                                        Fund II
                                                                  ------------------------------------------------------
                                                                       Period from                          Period from
                                                                       October 31,                             March 22,
                                                                         Year ended         Year ended          1995 to
                                                                       December 31,       December 31,      December 31,
                                                                              1997              1996               1995
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                         4,069             1,919                730
     Net realized gain (loss)                                                1,782             2,332                167
     Unrealized appreciation (depreciation) on investments                  25,287               700              3,982
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           31,138             4,951              4,879
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           43,641            27,264             39,132
     Loan interest                                                               -                 -                  -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                             -               (60)                 -
          Loans                                                                  -                 -                  -
          Cost of insurance (note 3)                                       (10,455)           (6,249)            (3,417)
          Transfer gain (loss) and transfer fees                              (196)             (372)                30
     Interfund transfers                                                    11,808               236             20,946
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            44,798            20,819             56,691
------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      75,936            25,770             61,570

Net assets at beginning of period                                           87,340            61,570                  -
------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                163,276            87,340             61,570
------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


---------------------------------------------------------------------------------------------------------------------

                                                                                                 Alger American
                                                                                -------------------------------------

                                                                                                       Small
                                                                                                        Cap
                                                                                                      Portfolio
                                                                                -------------------------------------


                                                                                       Year ended        Year ended
                                                                                     December 31,      December 31,
                                                                                           1997              1996
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                         $           17,639            (1,157)
     Net realized gain (loss)                                                           109,665             4,156
     Unrealized appreciation (depreciation) on investments                              (21,855)           (4,745)
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                       105,449            (1,746)
---------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                       293,677           151,593
     Loan interest                                                                        1,571            (3,345)
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                                     (3,177)           (1,160)
          Loans                                                                          (3,833)          (13,496)
          Cost of insurance (note 3)                                                    (88,074)          (37,209)
          Transfer gain (loss) and transfer fees                                         22,932             9,170
     Interfund transfers                                                                 69,375           281,412
---------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                        292,471           386,965
---------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                                  397,920           385,219

Net assets at beginning of period                                                       421,775            36,556
---------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                  $          819,695           421,775
---------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Alger American
                                                                  -----------------------------------------------------------------

                                                                                                       Growth
                                                                                                      Portfolio
                                                             ------------ --------------------------------------------------------
                                                                Period from                                             Period from
                                                                October 11,                                              October 23,
                                                                   1995 to       Year ended          Year ended             1995 to
                                                              December 31,       December 31,        December 31,      December 31,
                                                                     1995               1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 (24)             2,666              1,465                (12)
     Net realized gain (loss)                                        (52)           103,893              1,107                  7
     Unrealized appreciation (depreciation) on investments          (436)           100,012             (1,956)               147
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   (512)           206,571                616                142
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                  4,392            338,476            180,079              2,473
     Loan interest                                                     -                578                 31                  2
     Transfers (to) from the general account of
       Life of Virginia:
          Surrenders                                                   -            (17,220)            (1,243)                 -
          Loans                                                        -             (5,609)              (956)                 -
          Cost of insurance (note 3)                                (879)          (109,328)           (34,162)              (500)
          Transfer gain (loss) and transfer fees                     208            (92,300)             6,248                170
     Interfund transfers                                          33,347           (862,640)         1,232,717             20,967
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                  37,068           (748,043)         1,382,714             23,112
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                            36,556           (541,472)         1,383,330             23,254

Net assets at beginning of period                                      -          1,406,584             23,254                  -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                       36,556            865,112          1,406,584             23,254
-----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------
                                                                              PBHG Insurance
                                                                              Series Fund
                                                                  --------------------------------------
                                                                     Large Cap
                                                                       Growth           Growth II
                                                                     Portfolio          Portfolio
                                                                  --------------------------------------
                                                                         Period from         Period from
                                                                            May 30,            May 30,
                                                                            1997 to            1997 to
                                                                        December 31,        December 31,
                                                                              1997               1997
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                           (63)               (43)
     Net realized gain (loss)                                                  584                 34
     Unrealized appreciation (depreciation) on investments                      92               (142)
------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              613               (151)
------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            4,425             10,354
     Loan interest                                                               -                  -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                          (181)                 -
          Loans                                                                  -                  -
          Cost of insurance (note 3)                                        (1,384)            (1,598)
          Transfer gain (loss) and transfer fees                               401                (24)
     Interfund transfers                                                    22,634             12,519
------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            25,895             21,251
------------------------------------------------------------------------------------------------------

Increase in net assets                                                      26,508             21,100

Net assets at beginning of period                                                -                  -
------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 26,508             21,100
------------------------------------------------------------------------------------------------------



LIFE OF VIRGINIA SEPARATE ACCOUNT II


----------------------------------------------------------------------------------------------------------------------------------

                                                                                       Janus Aspen Series
                                                                       -----------------------------------------------------------

                                                                                            Aggressive
                                                                                         Growth Portfolio
                                                                       -----------------------------------------------------------

                                                                                             Year ended December 31,
                                                                                  1997                  1996                 1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                               $          (10,376)                2,991                4,497
      Net realized gain (loss)                                                 202,593                49,684               24,104
      Unrealized appreciation (depreciation) on investments                    (21,456)               (6,584)              74,041
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              170,761                46,091              102,642
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                             525,446               440,252              272,031
      Loan interest                                                             (1,809)                   50                  101
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                            -                  (155)                   -
           Surrenders                                                          (39,796)              (55,525)              (6,433)
           Loans                                                                (7,351)               (9,797)                (590)
           Cost of insurance and administrative expense (note 3)              (186,650)             (128,435)             (69,676)
           Transfer gain (loss) and transfer fees                               45,321                 5,450               10,642
      Interfund transfers                                                      436,211               161,707              197,192
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                               771,372               413,547              403,267
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                         942,133               459,638              505,909

Net assets at beginning of period                                            1,083,059               623,421              117,512
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $        2,025,192             1,083,059              623,421
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Janus Aspen Series
                                                                    --------------------------------------------------------------

                                                                                              Growth
                                                                                             Portfolio
                                                                    ------------------------------------------------------------

                                                                                           Year ended December 31,
                                                                                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                          35,936               16,388                5,871
      Net realized gain (loss)                                                 94,811               21,606                8,766
      Unrealized appreciation (depreciation) on investments                   155,268               67,602               33,088
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             286,015              105,596               47,725
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                            531,252              350,437              130,419
      Loan interest                                                               514                   59                    -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                           -                 (151)                   -
           Surrenders                                                         (19,282)             (67,362)                (364)
           Loans                                                              (17,285)              (5,035)                 (28)
           Cost of insurance and administrative expense (note 3)             (173,865)             (88,814)             (39,647)
           Transfer gain (loss) and transfer fees                               8,623                5,548                1,834
      Interfund transfers                                                     231,416              454,994              138,995
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                              561,373              649,676              231,209
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                        847,388              755,272              278,934

Net assets at beginning of period                                           1,113,610              358,338               79,404
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 1,960,998            1,113,610              358,338
----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                        Janus Aspen Series
                                                                   -------------------------------------------------------------
                                                                                              Worldwide
                                                                                              Growth
                                                                                             Portfolio
                                                                    ------------------------------------------------------------

                                                                                           Year ended December 31,
                                                                                 1997                 1996                 1995
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                          19,700               11,083                 (641)
      Net realized gain (loss)                                                 89,852              102,324                8,523
      Unrealized appreciation (depreciation) on investments                   251,916               66,974               56,274
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             361,468              180,381               64,156
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                            822,511              381,650              165,843
      Loan interest                                                               740                  270                    -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                           -                    -                    -
           Surrenders                                                         (35,503)             (40,322)              (6,089)
           Loans                                                              (11,414)             (19,483)                   5
           Cost of insurance and administrative expense (note 3)             (279,525)            (115,529)             (55,173)
           Transfer gain (loss) and transfer fees                               3,261                8,504                1,721
      Interfund transfers                                                     795,994              610,432               97,041
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            1,296,064              825,522              203,348
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      1,657,532            1,005,903              267,504

Net assets at beginning of period                                           1,421,287              415,384              147,880
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 3,078,819            1,421,287              415,384
--------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II

--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series (continued)
                                                                       ---------------------------------------------------------

                                                                                                 Balanced
                                                                                                 Portfolio
                                                                       ---------------------------------------------------------
                                                                                                                   Period from
                                                                                                                   November 14,
                                                                          Year ended           Year ended              1995 to
                                                                        December 31,         December 31,         December 31,
                                                                             1997                 1996                 1995
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                         $       9,947                2,566                  518
      Net realized gain                                                     8,229                2,098                  395
      Unrealized appreciation (depreciation) on investments                41,009               14,575                2,467
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     59,185               19,239                3,380
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                         73,161               19,054                  336
      Loan interest                                                             6                    -                    -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                       -                    -                    -
           Surrenders                                                      (6,904)                   -                    -
           Loans                                                             (577)                   -                    -
           Cost of insurance (note 3)                                     (31,146)             (11,055)                (792)
           Transfer gain (loss) and transfer fees                             305                1,193                 (248)
      Interfund transfers                                                 369,258               63,919               73,750
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                          404,103               73,111               73,046
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    463,288               92,350               76,426

Net assets at beginning of period                                         168,776               76,426                    -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $     632,064              168,776               76,426

--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series (continued)
                                                                    --------------------------------------------------------------
                                                                                                Flexible
                                                                                                  Income
                                                                                               Portfolio
                                                                    -----------------------------------------------------------
                                                                                                                      Period from
                                                                                                                      December 20,
                                                                            Year ended            Year ended              1995 to
                                                                          December 31,          December 31,         December 31,
                                                                               1997                 1996                  1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                                   3,252                  507                     1
      Net realized gain                                                         305                   13                     -
      Unrealized appreciation (depreciation) on investments                      72                   83                    (1)
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        3,629                  603                     -
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                           40,176                3,048                    13
      Loan interest                                                               -                    -                     -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                         -                    -                     -
           Surrenders                                                             -                    -                     -
           Loans                                                                  -                    -                     -
           Cost of insurance (note 3)                                       (10,448)                (840)                   (4)
           Transfer gain (loss) and transfer fees                               271                    1                     1
      Interfund transfers                                                    28,139                6,026                    35
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             58,138                8,235                    45
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       61,767                8,838                    45

Net assets at beginning of period                                             8,883                   45                     -
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                  70,650                8,883                    45

----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------

                                                                                Janus Aspen Series (continued)
                                                                  -------------------------------------------------------------
                                                                                        International                  Capital
                                                                                           Growth                 Appreciation
                                                                                         Portfolio                   Portfolio
                                                                  ---------------------------------------  --------------------
                                                                                                Period from         Period from
                                                                                                    July 9,            May 21,
                                                                            Year ended              1996 to            1997 to
                                                                          December 31,         December 31,        December 31,
                                                                               1997                   1996                1997
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                                     274                   96                    (7)
      Net realized gain                                                       5,037                  152                   106
      Unrealized appreciation (depreciation) on investments                  16,037                1,040                   697
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       21,348                1,288                   796
-------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                          137,587               19,750                 1,504
      Loan interest                                                               7                    -                     -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                         -                    -                     -
           Surrenders                                                        (3,539)                   -                     -
           Loans                                                               (462)                   -                     -
           Cost of insurance (note 3)                                       (30,132)              (1,705)               (1,135)
           Transfer gain (loss) and transfer fees                             1,187                  (43)                    4
      Interfund transfers                                                   140,874               34,648                 7,451
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            245,522               52,650                 7,824
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      266,870               53,938                 8,620

Net assets at beginning of period                                            53,938                    -                     -
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 320,808               53,938                 8,620

-------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements



===========================================================================

                                                              (Continued)
                                                     1
   (1)   Description of Entity

         Life of Virginia Separate Account II (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

Before the Substitution                                After the Substitution

Shares of Money Market Portfolio - Variable            Shares of Money Market Fund -
Insurance Products Fund                                GE Investments Funds, Inc.






   (1)   Continued

Before the Substitution                                After the Substitution

Shares of Money Fund -                                 Shares of Money Market Fund -
Oppenheimer Variable Account Funds                     GE Investments Funds, Inc.

Shares of Government Securities Fund -                 Shares of Income Fund -
GE Investments Funds, Inc.                             GE Investments Funds, Inc.

Shares of Bond Portfolio -                             Shares of Income Fund -
Neuberger & Berman Advisers                            GE Investments Funds, Inc.
Management Trust

Shares of High Income Portfolio -                     Shares of High Income Fund -
Variable Insurance Products Fund                      Oppenheimer Variable Account Funds

Shares of Growth Portfolio -                          Shares of Growth Portfolio Fund -
Neuberger & Berman Advisers Management Trust          Variable Insurance Products Fund

Shares of Balanced Portfolio -                        Shares of Balanced Portfolio -
Neuberger & Berman Advisers Management Trust          Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

         In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

         During 1995, nine new investment subdivisions were added to the Account. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund II Portfolio, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investment

   (1)   Continued

         Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth Portfolio and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

         In November 1995, six subdivisions were closed to new money. Three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund invests solely in a designated portfolio of the Oppenheimer Variable Account Fund, a series type mutual fund.


   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   (2)   Continued

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997, were:



                                                   Cost of         Proceeds
                                                    Shares             from
Fund/Portfolio                                    Acquired      Shares Sold
----------------------------------------------------------------------------

GE Investments Funds, Inc.:
     S&P 500 Index                        $      2,421,588          571,889
     Government Securities                         410,712          711,146
     Money Market                               12,663,722       12,135,125
     Total Return                                1,505,900          444,003
     International Equity                           63,352           13,258
     Real Estate Securities                        214,996           40,188
     Global Income                                  12,578            3,048
     Value Equity                                   14,881            1,342
     Income                                        761,837          379,420

Oppenheimer Variable Account Funds:
     Money                                           1,813            2,492
     Bond                                          127,847          110,136
     Capital Appreciation                        2,465,078        1,896,848
     Growth                                        998,636          535,975
     High Income                                   879,871          262,329
     Multiple Strategies                           262,282          224,756

Variable Insurance Products Fund:
     Money Market                                   77,914          384,986
     High Income                                    22,730          254,138
     Equity-Income                               2,606,594        1,084,415
     Growth                                      1,850,462        1,260,670
     Overseas                                      744,665          820,557

Variable Insurance Products Fund II:
     Asset Manager                               1,731,479          753,717
     Contrafund                                  2,267,666        1,656,816
Growth Insurance Product Fund III:                  75,900           28,920
Growth Opportunties                                 84,040           17,196

    (2)   Continued




                                                   Cost of        Proceeds
                                                    Shares            from
Fund/Portfolio, Continued                         Acquired     Shares Sold
---------------------------------------------------------------------------

Advisers Management Trust:
     Balanced                             $         17,148         283,936
     Bond                                           61,870         141,290
     Growth                                         20,097         172,844

Federated Investors Insurance Series:
     American Leaders II                            49,651           9,336
     High Income Bond II                            71,541          18,670
     Utility II                                     74,818          25,430

Alger American:
     Small Cap                                   4,515,733       4,229,406
     Growth                                      3,338,095       4,049,014

PBHG Insurance Series Fund:
     PBHG Large Cap Growth                          44,351          18,907
     PBHG Growth II                                 21,715           1,945

Janus Aspen Series:
     Aggressive Growth                           7,117,628       6,402,194
     Growth                                      1,384,477         762,866
     Worldwide Growth                            1,955,465         639,065
     Balanced                                      478,781          65,175
     Flexible Income                               142,813          81,679
     International Growth                          305,903          65,108
     Capital Appreciation                            9,058           1,243
---------------------------------------------------------------------------


         Capital Transactions

         The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                 GE Investments Funds, Inc.
                                                   -------------------------------------------------------------------------
                                                                    Government                               International
                                                       S&P 500 Index Securities   Money Market  Total Return        Equity
                                                          Fund           Fund          Fund           Fund          Fund
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                  35,274         15,187        72,058         24,280

     Net premiums                                        8,832          2,156       290,272          8,350           388
     Loan interest                                         (25)            14            (2)            (6)            -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                     -              -             -              -             -
          Surrenders                                    (1,517)             -        (1,231)        (1,017)            -
          Loans                                              1              -            11           (300)            -
          Cost of insurance and administrative expenses (4,847)        (1,321)       (9,888)        (7,985)          (31)
     Interfund transfers                                 3,934          1,253      (256,809)       106,601           527
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                6,378          2,102        22,353        105,643           884
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                  41,652         17,289        94,411        129,923           884

     Net premiums                                       10,935          2,279       364,289          5,129         1,663
     Loan interest                                         (16)            54          (119)            (6)            1
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                   (69)             -           (84)          (904)            -
          Surrenders                                      (540)          (193)         (456)          (503)         (124)
          Loans                                           (578)          (141)       (3,851)          (249)          (20)
          Cost of insurance and administrative expenses (5,615)        (1,444)      (16,666)       (12,173)         (276)
     Interfund transfers                                10,270         (1,161)     (282,823)         4,475           908
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                               14,387           (606)       60,290         (4,231)        2,152
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                  56,039         16,683       154,701        125,692         3,036

     Net premiums                                       12,804          1,856       229,013          6,095         1,752
     Loan interest                                         (69)            15          (196)           (11)            -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                (3,774)             -        (1,005)          (267)            -
          Surrenders                                      (734)          (782)         (671)          (523)          (68)
          Loans                                           (328)          (210)         (330)          (137)          (22)
          Cost of insurance and administrative expenses (6,083)        (1,174)      (17,924)       (12,827)         (414)
     Interfund transfers                                24,623        (16,388)     (224,564)          (101)        1,666
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                          26,439        (16,683)      (15,677)        (7,771)        2,914
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                  82,478              -       139,024        117,921         5,950
----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                           GE Investments Funds, Inc.
                                                   -----------------------------------------------------------
                                                        Real Estate
                                                         Securities   Global Income  Value Equity      Income
                                                             Fund           Fund          Fund           Fund
--------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994

     Net premiums                                              13              -             -              -
     Loan interest                                              -              -             -              -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -              -             -              -
          Surrenders                                            -              -             -              -
          Loans                                                 -              -             -              -
          Cost of insurance and administrative expenses        (3)             -             -              -
     Interfund transfers                                       25              -             -              -
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                      35              -             -              -
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                         35              -             -              -

     Net premiums                                           1,148              -             -              -
     Loan interest                                              -              -             -              -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -              -             -              -
          Surrenders                                          (26)             -             -              -
          Loans                                                 -              -             -              -
          Cost of insurance and administrative expenses      (142)             -             -              -
     Interfund transfers                                      903              -             -              -
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                   1,883              -             -              -
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      1,918              -             -              -

     Net premiums                                           4,672            128           444             74
     Loan interest                                              -              -             -              1
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -              -             -              -
          Surrenders                                          (41)             -             -              -
          Loans                                               (51)           (24)            -              -
          Cost of insurance and administrative expenses    (1,046)           (37)          (77)          (166)
     Interfund transfers                                    5,271            829           661         37,858
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                              8,805            896         1,028         37,767
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                     10,723            896         1,028         37,767
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                Oppenheimer Variable Account Funds
                                                   ---------------------------------------------------------------------------
                                                                                  Capital                    High    Multiple
                                                            Money       Bond   Appreciation    Growth      Income   Strategies
                                                             Fund       Fund         Fund        Fund        Fund        Fund
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                        746      5,276       37,680      17,304      14,353      16,523

     Net premiums                                             539      4,449        4,997      17,058       4,813       9,487
     Loan interest                                              -          4            -          (5)          -          (2)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -         (8)           -         (94)        (69)          -
          Surrenders                                          (67)      (516)        (166)     (2,524)       (195)       (570)
          Loans                                                 -        (76)         (18)       (404)       (152)        (32)
          Cost of insurance and administrative expenses      (140)    (2,109)      (2,129)     (7,533)     (1,682)     (3,480)
     Interfund transfers                                     (272)     2,613        8,754       6,527       5,933       2,695
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                      60      4,357       11,438      13,025       8,648       8,098
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                        806      9,633       49,118      30,329      23,001      24,621

     Net premiums                                               -      4,046        8,958      16,813       6,706       5,628
     Loan interest                                              -          -            -          (5)         (3)         (1)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -          -            -           -         (85)       (805)
          Surrenders                                            -       (241)        (759)     (3,514)       (393)     (8,467)
          Loans                                                 -       (100)           -        (230)       (468)        (34)
          Cost of insurance and administrative expenses       (66)    (1,736)      (4,613)     (6,622)     (2,322)     (2,303)
     Interfund transfers                                     (695)     1,453       11,095       7,391       5,754       4,012
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                    (761)     3,422       14,681      13,833       9,189      (1,970)
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                         45     13,055       63,799      44,162      32,190      22,651

     Net premiums                                               6       (539)      20,919      11,890      10,966       3,690
     Loan interest                                              -          -            8         (14)          -          (4)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -          -           (8)          -           -           -
          Surrenders                                            -        167       (1,104)     (1,783)       (595)     (1,437)
          Loans                                                 -         19       (1,014)       (327)       (766)       (139)
          Cost of insurance and administrative expenses       (12)       221       (8,094)     (4,561)     (4,949)     (1,822)
     Interfund transfers                                      (39)       114        1,620       4,663      11,197        (378)
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                                (45)       (18)      12,327       9,868      15,853         (90)
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                          -     13,037       76,126      54,030      48,043      22,561
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

(2)      Continued
                                                                                                         Variable Insurance Products
                                                              Variable Insurance Products Fund                     Fund II
                                                  ----------------------------------------------------------------------------------
                                                      Money        High      Equity-
                                                     Market      Income       Income    Growth    Overseas        Asset Manager
                                                  Portfolio   Portfolio    Portfolio  Portfolio  Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994               38,823       9,102       37,010    68,322      48,521       110,061

     Net premiums                                     6,426       4,512       20,189    22,373      24,216        45,133
     Loan interest                                        7          12            1       (88)         (2)           12
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                  -         (19)           -       (90)          -          (115)
          Surrenders                                   (198)       (305)        (807)   (2,825)     (1,078)       (3,089)
          Loans                                           -           -         (195)      184        (410)       (1,228)
          Cost of insurance and administrative
             expenses                                (4,372)     (2,430)      (8,253)  (11,675)    (10,355)      (21,016)
     Interfund transfers                            (10,812)      1,815       17,022    21,249      12,674        17,584
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                            (8,949)      3,585       27,957    29,128      25,045        37,281
------------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995               29,874      12,687       64,967    97,450      73,566       147,342

     Net premiums                                       127           -       31,658    34,244      23,922        34,545
     Loan interest                                       (1)         (1)          (2)      (18)         (1)           (2)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                  -           -         (758)     (919)       (191)       (1,099)
          Surrenders                                 (1,370)     (1,514)      (4,129)   (6,625)     (3,997)       (5,334)
          Loans                                         (86)       (103)        (445)   (2,672)     (1,554)            3
          Cost of insurance and administrative
          expenses                                   (2,125)     (1,273)     (11,544)  (15,468)    (10,492)      (16,972)
     Interfund transfers                             (6,185)     (1,435)      22,081    (2,890)       (155)      (22,982)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                            (9,640)     (4,326)      36,861     5,652       7,532       (11,841)
-----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996               20,234       8,361      101,828   103,102      81,098       135,501

     Net premiums                                         -           6       30,443    27,236      14,830        30,613
     Loan interest                                       (2)         (1)          17       (20)        (27)          (18)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                  -           -           (8)     (320)        (11)            -
          Surrenders                                      -         (83)      (2,046)   (3,071)     (3,198)       (5,817)
          Loans                                         (67)        (56)      (1,200)   (2,624)     (1,198)       (1,388)
          Cost of insurance and administrative
               expenses                              (1,113)       (571)     (13,023)  (12,010)     (7,354)      (15,641)
     Interfund transfers                            (19,052)     (7,656)      18,157     3,258     (11,825)       20,449
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                      (20,234)     (8,361)      32,340    12,449      (8,783)       28,198
------------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -           -      134,168   115,551      72,315       163,699
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

(2)      Continued
                                                   Variable Insurance    Variable Insurance
                                                    Products  Fund II     Products Fund III         Advisers Management Trust
                                                   ------------------------------------------------------------------------------
                                                                       Growth &       Growth
                                                         Contrafund      Income   Opportunities   Balanced       Bond      Growth
                                                          Portfolio   Portfolio    Portfolio     Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                            -           -            -        16,155      4,819       9,495
     Net premiums                                             8,054           -            -         2,225      7,196       3,178
     Loan interest                                                -           -            -             -          -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                          -           -            -             -          -        (120)
          Surrenders                                              -           -            -          (190)    (1,548)       (226)
          Loans                                                 (31)          -            -             -       (187)        (18)
          Cost of insurance and administrative expenses      (1,392)          -            -          (381)    (2,205)     (1,443)
     Interfund transfers                                     13,917           -            -           310       (465)        312
-------------------------------------------------------------------- --------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                    20,548           -            -         1,964      2,791       1,683
-------------------------------------------------------------------- --------------------------------------------------------------

Units outstanding at December 31, 1995                       20,548           -            -        18,119      7,610      11,178

     Net premiums                                            22,057           -            -             -          -           -
     Loan interest                                                7           -            -             -         (4)          -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                          -           -            -             -          -        (687)
          Surrenders                                           (573)          -            -             -          -        (145)
          Loans                                                (327)          -            -             -       (143)          -
          Cost of insurance and administrative expenses      (6,094)          -            -        (1,013)      (290)       (676)
     Interfund transfers                                     26,464           -            -        (2,836)      (815)     (1,078)
-------------------------------------------------------------------- --------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                    41,534           -            -        (3,849)    (1,252)     (2,586)
-------------------------------------------------------------------- --------------------------------------------------------------

Units outstanding at December 31, 1996                       62,082                                 14,270      6,358       8,592

     Net premiums                                            36,387         454          598            17          -          30
     Loan interest                                               (8)          -            -            (2)         -          (6)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                       (320)          -            -             -          -           -
          Surrenders                                         (5,335)          -            -          (651)        (5)       (179)
          Loans                                                (781)          -            -           (77)         -         (60)
          Cost of insurance and administrative expenses     (12,219)       (125)        (125)         (597)      (128)       (357)
     Interfund transfers                                     17,222       3,484        5,332       (12,960)    (6,225)     (8,020)
-------------------------------------------------------------------- --------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                               34,946       3,813        5,805       (14,270)    (6,358)     (8,592)
-------------------------------------------------------------------- --------------------------------------------------------------

Units outstanding at December 31, 1997                       97,028       3,813        5,805             -          -           -
-------------------------------------------------------------------- --------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------

(2)      Continued
                                                           Federated Investors
                                                          Insurance Series                  Alger American
                                                           --------------------------------------------------------
                                                             American
                                                              Leaders   High Income   Utility Small Cap      Growth
                                                              Fund II       Fund II   Fund II Portfolio   Portfolio
-------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                              -             -         -         -           -
     Net premiums                                                   -             -     3,462       464         260
     Loan interest                                                  -             -         -         -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                            -             -         -         -           -
          Surrenders                                                -             -         -         -           -
          Loans                                                     -             -         -         -           -
          Cost of insurance and administrative expenses             -            (6)     (302)      (93)        (53)
     Interfund transfers                                            -           697     1,854     3,522       2,203
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                           -           691     5,014     3,893       2,410
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                              -           691     5,014     3,893       2,410

     Net premiums                                                  86         1,470     1,811    15,849      16,630
     Loan interest                                                  -             -         -      (350)          3
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                            -             -         -         -           -
          Surrenders                                                -             -        (4)     (121)       (115)
          Loans                                                     -             -         -    (1,411)        (88)
          Cost of insurance and administrative expenses            (9)         (297)     (415)   (3,890)     (3,155)
     Interfund transfers                                          128           763        16    29,422     113,835
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                         205         1,936     1,408    39,499     127,110
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                            205         2,627     6,422    43,392     129,520

     Net premiums                                               1,922         2,964     3,027    35,801      33,924
     Loan interest                                                  -             -         -       192          58
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                            -             -         -         -           -
          Surrenders                                                -             -         -      (387)     (1,726)
          Loans                                                     -          (219)        -      (467)       (562)
          Cost of insurance and administrative expenses          (260)         (668)     (725)  (10,737)    (10,957)
     Interfund transfers                                        1,302         1,484       819     8,457     (86,458)
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                                  2,964         3,561     3,121    32,859     (65,721)
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                          3,169         6,188     9,543    76,251      63,799
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

(2)      Continued
                                                             PBHG Insurance
                                                              Series Fund         Janus Aspen Series
                                                   --------------------------  ------------------------
                                                         Large Cap             Aggressive
                                                            Growth  Growth II     Growth       Growth
                                                         Portfolio  Portfolio  Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                           -         -      10,290        8,119

     Net premiums                                                -         -         151       14,001
     Loan interest                                               -         -           -            5
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -         -           -            -
          Surrenders                                             -         -           -         (331)
          Loans                                                  -         -           -          (30)
          Cost of insurance and administrative expenses          -         -        (355)      (3,586)
     Interfund transfers                                         -         -      33,027       10,149
-------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                        -         -      32,823       20,208
-------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                           -         -      43,113       28,327

     Net premiums                                                -         -       7,091       50,232
     Loan interest                                               -         -           -            6
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -         -           -          (18)
          Surrenders                                             -         -           -       (6,335)
          Loans                                                  -         -           -       (1,118)
          Cost of insurance and administrative expenses          -         -      (4,114)     (14,654)
     Interfund transfers                                         -         -      23,785       18,450
-------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                        -         -      26,762       46,563
-------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                           -         -      69,875       74,890

     Net premiums                                              391       960      33,956       31,979
     Loan interest                                               -         -        (117)          31
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -         -           -            -
          Surrenders                                           (16)        -      (2,572)      (1,161)
          Loans                                                  -         -        (475)      (1,040)
          Cost of insurance and administrative expenses       (122)     (148)    (12,062)     (10,466)
     Interfund transfers                                     2,001     1,160      28,188       13,930
-------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                               2,254     1,972      46,918       33,273
-------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                       2,254     1,972     116,793      108,163
-------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                                 Janus Aspen Series
                                                   ------------------------------------------------------------------
                                                                                Flexible   International    Capital
                                                         World Wide Balanced     Income       Growth     Appreciation
                                                         Portfolio  Portfolio   Portfolio    Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                      15,214          -           -           -           -

     Net premiums                                           10,566      5,909           1           -           -
     Loan interest                                               -          -           -           -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -          -           -           -           -
          Surrenders                                           (29)      (217)          -           -           -
          Loans                                                 (2)         -           -           -           -
          Cost of insurance and administrative expenses     (3,212)    (1,966)          -           -           -
     Interfund transfers                                    11,262      3,457           3           -           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                   18,585      7,183           4           -           -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                      33,799      7,183           4           -           -

     Net premiums                                           30,707      3,070         287       1,725           -
     Loan interest                                               5          2           -           -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                       (13)         -           -           -           -
          Surrenders                                        (5,903)      (324)          -           -           -
          Loans                                               (441)      (157)          -           -           -
          Cost of insurance and administrative expenses     (7,782)      (929)        (79)       (149)          -
     Interfund transfers                                    39,868      4,910         568       3,026           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                   56,441      6,572         776       4,602           -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      90,240     13,755         780       4,602           -

     Net premiums                                           45,089      5,204       3,339      10,507         131
     Loan interest                                              41          -           -           1           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -          -           -           -           -
          Surrenders                                        (1,946)      (491)          -        (270)          -
          Loans                                               (626)       (41)          -         (35)          -
          Cost of insurance and administrative expenses    (15,323)    (2,215)       (868)     (2,301)        (99)
     Interfund transfers                                    43,635     26,265       2,338      10,760         652
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                              70,870     28,722       4,809      18,662         684
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                     161,110     42,477       5,589      23,264         684
---------------------------------------------------------------------------------------------------------------------
















   (2)   Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

         If a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $5 from the policy cash value.

   (3)   Continued

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance Policies issued by Life of Virginia.

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

===============================================================================